Note 9 - Stock Options and Stock-based Employee Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
Note 9 –	Stock Options and Stock-Based Employee Compensation

We recognize in our condensed consolidated financial statements all stock-based awards to employees and non-employee directors based on their fair value on the date of grant, calculated using the Black-Scholes option-pricing model. Compensation expense related to stock-based awards is recognized ratably over the vesting period, which for employees is typically three
years. We recognize restricted stock unit awards to employees and non-employee directors based on their fair value on the date of grant.  Compensation expense related to restricted stock unit awards is recognized ratably over the vesting period, which typically has been between approximately six
to
18
months.

A summary of activity under our long-term incentive plan is presented below:

(in thousands, except for weighted-average data) Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2019	4,417	$6.73
Granted	1,144	4.20
Forfeited or expired	(5)	467.57
Outstanding at September 30, 2019	5,556	$5.80	9.2

Vested and exercisable at September 30, 2019	70	$128.45	6.3

Vested and expected to vest at September 30, 2019	5,245	$5.79	9.2

(in thousands, except for weighted-average data) Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1, 2019	151	$4.29
Awarded	249	3.95
Vested	(95)	3.95
Cancelled	(144)	4.33
Unvested at September 30, 2019	161	$4.04

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing formula based on the following weighted average assumptions:

Nine Months Ended September 30,
2019

Weighted average expected volatility	95%
Weighted average expected term (in years)	6.6
Weighted average risk-free interest rate	2.6%
Expected dividends	-

The table below summarizes the total stock-based compensation expense included in the condensed consolidated statements of operations for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018

Research and development	$574	$29	$1,613	$169
General and administrative	1,365	116	3,595	534
Total	$1,939	$145	$5,208	$703

Note 15 –	Stock Options and Stock-based Employee Compensation

Long-Term Incentive Plans

We have the
2011
Plan that provides for the grant of long-term equity and cash incentive compensation awards and replaced a
2007
Long-Term Incentive Plan.

There are
6.1
 million shares of our common stock authorized under the
2011
Plan, of which
1.5
million shares remain available for issuance. Awards under the Plan may
include stock options, stock appreciation rights (SARs), restricted stock awards (RSAs), restricted stock units, other performance and stock-based awards, and dividend equivalents.

An administrative committee (the Committee – currently the Compensation Committee of the Board of Directors) or Committee delegates may
determine the types, the number of shares covered by, and the terms and conditions of, such awards. Eligible participants may
include any of our employees, directors, advisors or consultants.

Stock options and restricted stock units (RSUs) outstanding and available for future issuance are as follows:

	December 31,
(in thousands)	2018	2017

Stock Options and RSUs Outstanding
2011 Plan	4,558	263
Non-Plan	10	10
Total Outstanding	4,568	273

Available for Future Grants under 2011 Plan	1,453	1,623

No
SARs, RSAs, other performance and stock-based awards, or dividend equivalents have been granted under the
2011
Plan. Although individual grants
may
vary, option awards generally are exercisable upon vesting, vest in a series of three
successive, equal installments beginning with the
first
anniversary of the grant date, and have a
10
-year term. Non-Plan stock options outstanding are in connection with the hiring of our Chief Executive Officer, Mr. Fraser, on
February 1, 2016.
Mr. Fraser was awarded an inducement grant in accordance with Nasdaq Listing Rule
5635
(c)(
4
) and this inducement grant vests in a series of
three
successive, equal installments beginning with the
first
anniversary of the grant date, and has a
10
-year term.

A summary of activity under our long-term incentive plans is presented below:

			Weighted-
		Weighted-	Average
(in thousands, except for weighted-average data)		Average	Remaining
Stock Options	Shares	Exercise Price	Contractual Term (In Yrs)

Outstanding at January 1, 2018	84	$163.20
Granted	4,337	4.22
Forfeited or expired	(4)	617.75
Outstanding at December 31, 2018	4,417	$6.73	9.9

Vested and exercisable at December 31, 2018	63	$171.87	6.5

Vested and expected to vest at December 31, 2018	4,243	$6.78	9.9

(in thousands, except for weighted-average data)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1, 2018	190	$4.33
Awarded	56	4.22
Vested	(95)	4.33
Unvested at December 31, 2018	151	$4.29

Based upon application of the Black-Scholes option-pricing formula described below, the weighted-average grant-date fair value of options granted during the years ended
December 31, 2018
and
2017
was
$3.39
and
$17.44,
respectively. The weighted-average grant-date fair value of RSUs granted during the years ended
December 31, 2018
and
2017
was
$4.22
and
$4.33,
respectively. The total intrinsic value of options outstanding, vested, and exercisable as of
December 31, 2018
are each
$0.

Stock-Based Compensation

We recognized stock-based compensation expense in accordance with ASC Topic
718
of
$1.0
million and
$1.6
million, respectively, for each of the years ended
December 31, 2018
and
2017.

Stock-based compensation expense was classified as follows:

	Year Ended December 31,
(in thousands)	2018	2017

Research and development	$232	$837
Selling, general and administrative	723	724
Total	$955	$1,561

Under the
2011
Plan, except as
may
be provided in an award agreement or an employment agreement, outstanding awards fully vest upon a change in control. Concurrent with the execution of the share purchase agreement with LPH in
October 2017 (
see
, Note
14
– Stockholders’ Equity – Private Placement Offerings) and the resulting change in control, all outstanding awards under the
2011
Plan, except as provided for in agreements for certain executive officers, fully vested and resulted in a
$0.4
million charge to stock based compensation expense in
2017.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing formula that uses assumptions noted in the following table. Expected volatilities are based upon the historical volatility of our common stock and other factors. We also use historical data and other factors to estimate option exercises, employee terminations and forfeiture rates. The risk-free interest rates are based upon the US Treasury yield curve in effect at the time of the grant.

	Year Ended December 31,
	2018	2017

Weighted average expected volatility	93%	79%
Weighted average expected term (in years)	7.0	6.6
Weighted average risk-free interest rate	2.7%	2.2%
Expected dividends	-	-

The total fair value of the underlying shares of the options vested during
2018
and
2017
equals
$0.6
million and
$1.9
million, respectively. As of
December 31, 2018,
there was
$13.9
million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the
2011
Plan. That cost is expected to be recognized over a weighted-average vesting period of
2.9
years.